UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2009

Date of reporting period:  November 30, 2008

Item 1. Schedule of Investments.

Akros Absolute Return Fund
Schedule of Investments
November 30, 2008 (Unaudited)

			Shares	Value
COMMON STOCKS - 59.02%
Biotechnology - 0.37%
Zymogenetics, Inc. (a)			3,400	$9,214

Capital Markets - 2.04%
Credit Suisse Group - ADR			900	26,649
The Goldman Sachs Group, Inc.			300	23,697
Jesup & Lamont, Inc. (a)			50	24
				50,370
Chemicals - 0.98%
The Dow Chemical Co.			1,300	24,115

Commercial Banks - 2.76%
HF Financial Corp.			4,700	63,450
Newbridge Bancorp.			1,473	4,772
				68,222
Communications Equipment - 2.82%
3Com Corp. (a)			10,000	20,100
Communications Systems, Inc.			5,462	45,171
Motorola, Inc.			1,000	4,310
				69,581
Computers & Peripherals - 1.70%
Datalink Corp. (a)			12,000	34,920
Rimage Corp. (a)			500	7,060
				41,980
Diversified Consumer Services - 0.38%
Collectors Universe, Inc.			3,300	9,273

Diversified Telecommunication Services - 0.64%
CenturyTel, Inc.			600	15,936

Electrical Equipment - 0.25%
Advanced Battery Technology Inc. (a)			3,000	6,180

Energy Equipment & Services - 3.02%
Noble Corp. (c)			600	16,074
Patterson-UTI Energy, Inc.			2,000	24,980
Transocean Ltd. (a)(c)			500	33,440
				74,494
Food & Staples Retailing - 0.48%
SUPERVALU INC.			1,000	11,910

Food Products - 0.72%
Fresh Del Monte Produce, Inc. (a)(c)			700	17,668

Gas Utilities - 0.78%
Questar Corp.			600	19,314

Health Care Equipment & Supplies - 0.68%
St. Jude Medical, Inc. (a)			600	16,818

Health Care Providers & Services - 0.16%
Health Fitness Corp. (a)			1,450	3,915

Hotels Restaurants & Leisure - 1.21%
Lfie Time Fitness, Inc. (a)			2,000	29,940

Hotels, Restaurants & Leisure - 0.52%
Canterbury Park Holding Corp.			2,100	12,726

Insurance - 4.66%
American Safety Insurance Holdings, Ltd. (a)(c)			4,800	42,864
Aspen Insurance Holdings Ltd. (c)			600	11,058
The Travelers Companies, Inc.			1,400	61,110
				115,032
Internet Software & Services - 0.92%
Earthlink, Inc. (a)			1,000	6,660
Yahoo!, Inc. (a)			1,400	16,114
				22,774
IT Services - 2.84%
SM&A (a)			12,900	70,176

Machinery - 1.91%
Manitowoc Co.			1,000	7,880
Pentair, Inc.			1,200	29,832
WSI Industries, Inc.			3,000	9,450
				47,162
Materials - 0.74%
Mosaic Co.			600	18,210

Media - 1.68%
Lions Gate Entertainment Corp. (a)(c)			2,000	12,940
Navarre Corp. (a)			17,100	10,602
Time Warner Inc.			1,000	9,050
The Walt Disney Co.			400	9,008
				41,600
Metals & Mining - 3.42%
Cia Vale do Rio Doce - ADR			2,000	23,880
Freeport-McMoRan Copper & Gold, Inc. - Class B			600	14,394
Olympic Steel, Inc.			900	15,750
Peabody Energy Corp.			1,300	30,459
				84,483
Oil, Gas & Consumable Fuels - 12.76%
Apache Corp.			300	23,190
Cimarex Energy Co.			1,300	36,881
ConocoPhillips			600	31,512
Delta Petroleum Corp. (a)			2,000	11,420
Devon Energy Corp.			300	21,702
Energy Partners, Ltd. (a)			2,000	6,760
Hugoton Royalty Trust			2,000	40,480
New Generation Biofuels Holdings, Inc. (a)			3,000	3,480
Nexen, Inc. (c)			300	5,802
Northern Oil & Gas Inc. (a)			3,000	12,570
Petro-Canada (c)			600	15,030
SandRidge Energy, Inc. (a)			2,400	21,264
TEPPCO Partners, L.P.			1,200	27,228
Tesoro Petroleum Corp.			3,300	30,327
Valero Energy Corp.			1,500	27,525
				315,171
Pharmaceuticals - 0.66%
Pfizer, Inc.			1,000	16,430

Professional Services - 0.44%
China Direct, Inc. (a)			7,000	10,990

Real Estate Investment Trusts - 0.80%
Investors Real Estate Trust			2,000	19,660

Semiconductor & Semiconductor Equipment - 1.46%
Exar Corp. (a)			2,200	14,828
Xilinx, Inc.			1,300	21,268
				36,096
Semiconductors & Semiconductor Equipment - 0.11%
FSI International, Inc. (a)			5,500	2,684

Software - 4.48%
ePlus Inc. (a)			3,700	36,149
Lawson Software Inc. (a)			6,000	23,520
Microsoft Corp.			1,400	28,308
Ness Technologies Inc. (a)			1,200	5,652
NYFIX, Inc. (a)			21,281	17,025
				110,654
Specialty Retail - 0.84%
Best Buy Co., Inc.			1,000	20,710

Thrifts & Mortgage Finance - 1.41%
First Bancorp of Indiana, Inc.			1,259	9,978
Wells Financial Corp.			1,500	24,750
				34,728
Wireless Telecommunication Services - 0.38%
Vimpel-Communications - ADR			1,000	9,500
TOTAL COMMON STOCKS (Cost $1,900,283)				1,457,716

PRIVATE PLACEMENTS - 13.22%
Advanced Equities Investment I, LLC (Force 10 Networks) (a)(d)(e)			46,253	50,000
Advanced Equities Investment XXXII, LLC (Raza Microelectronics, Inc.) (a)(d)(e)			40,000	75,160
Advanced Equities Triangle Acquisition I, LLC (Motricity Inc.) (a)(d)(e)			44,084	45,000
Bauer Private Equity Fund III, LLC (Alien Technology) (a)(d)(e)			46,623	37,299
Bauer Private Equity Fund IV, LLC (Alien Technology) (a)(d)(e)			10,318	8,254
Bauer Private Equity Fund V (a)(d)(e)			10,000	10,000
FibroGen, Inc. (a)(d)(e)			15,000	97,500
TableMAX Holdings LLC Pipe (a)(d)(e)			13,911	3,243
TOTAL PRIVATE PLACEMENTS (Cost $366,162)				326,456

INVESTMENT COMPANIES - 7.24%
Blackrock Dividend Achievers Trust			5,000	40,100
Ing Clarion Global Real Estate Income Fund			4,800	17,040
Merrill Lynch & Co Inc. Nikkei 225 IDX09 (a)			13,000	121,810
TOTAL INVESTMENT COMPANIES (Cost $206,689)				178,950

WARRANTS - 0.18%
Alien Technology Warrants (d)(e)			2,579	538
Expiration: August 2013, Exercise Price: $1.00
(Acquired 10/25/06, Cost $0)
Alien Technology Warrants 2 (d)(e)
Expiration: August 2013, Exercise Price: $0.01			5,000	3,955
(Acquired 7/7/08, Cost $0)
TableMAX Pipe Warrants (d)(e)
Expiration: July 2011, Exercise Price: $2.50			6,956	3
(Acquired 9/15/08, Cost $0)
TOTAL WARRANTS (Cost $0)				4,496

			Principal
			Amount	Value
SHORT TERM INVESTMENTS - 7.59%
AIM Government TaxAdvantage Portfolio
1.360% (b)			187,295	187,295
TOTAL SHORT TERM INVESTMENTS (Cost $187,295)				187,295

Total Investments (Cost $2,660,429) - 87.25%				2,154,913
Other Assets in Excess of Liabilities - 12.75%				315,029
TOTAL NET ASSETS - 100.00%				$2,469,942

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a) Non Income Producing
(b)	Variable rate security; the rate shown represents the rate as of November 30, 2008.
(c) Foreign
(d)	Security fair valued in accordance with procedures approved by the Board of Trustees
(e)	Restricted security - The Advisor has determined these securities to be illiquid. The total value of illiquid securities at November 30, 2008 was $330,952, comprising 13.40% of net assets, while the remainder of the Fund's net assets (86.60%) were liquid.

The cost basis of investments for federal income tax purposes at November 30, 2008 was as follows*:

Cost of investments				$ 2,660,429
	Gross unrealized appreciation			131,834
	Gross unrealized depreciation			(592,731)
Net unrealized depreciation				$ (460,897)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FAS 157 – Summary of Fair Value Exposure at November 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in
	determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund’s investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total

Investments in Securities	$1,823,961	330,952	—	$2,154,913

Other Financial Instruments*	$44,619	—	—	$44,619

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options, and securities held short which are valued at the unrealized appreciation / depreciation on the instrument.

Akros Absolute Return Fund
Schedule of Securities Sold Short
November 30, 2008 (Unaudited)
			Shares	Value
EXCHANGE TRADED FUNDS - 4.36%
iShares S&P SmallCap 600			1,000	$42,220
MidCap SPDRs			700	65,513
TOTAL EXCHANGE TRADED FUNDS (Proceeds $157,620)				107,733

TOTAL SECURITIES SOLD SHORT (Proceeds $157,620)				$107,733

Percentages are stated as a percent of net assets.
Akros Absolute Return Fund
Schedule of Options Written
November 30, 2008 (Unaudited)

			Contracts	Value
CALL OPTIONS WRITTEN
Best Buy Co., Inc.
Expiration: December 2008, Exercise Price: $22.50			10	1,400
Peabody Energy Corporation
Expiration: December 2008, Exercise Price: $25.00			3	510
Delta Petroleum Corp.
Expiration: December 2008, Exercise Price: $7.50			10	600
Goldman Sachs Group, Inc.
Expiration: December 2008, Exercise Price: $75.00			3	3,066
Nexen Inc.
Expiration: December 2008, Exercise Price: $22.50			3	375
Transocean Ltd.
Expiration: December 2008, Exercise Price: $75.00			3	495
TEPPCO Partners, L.P.
Expiration: January 2009, Exercise Price: $30.00			3	52
The Travelers Companies, Inc.
Expiration: December 2008, Exercise Price: $45.00			14	2,310
Valero Energy Corporation
Expiration: December 2008, Exercise Price: $26.00			3	13
Valero Energy Corporation
Expiration: December 2008, Exercise Price: $40.00			3	3

TOTAL CALL OPTIONS WRITTEN (Premiums received $2,625)				8,824

PUT OPTIONS WRITTEN
Devon Energy Corporation
Expiration: January 2009, Exercise Price: $80.00			3	$3,780
Noble Corporation
Expiration: December 2008, Exercise Price: $17.50			3	53

TOTAL PUT OPTIONS WRITTEN (Premiums received $2,625)				3,833

TOTAL OPTIONS WRITTEN (Premiums received $10,939)				$12,657

Akros Absolute Return Fund
Schedule of Open Futures Contracts
11/30/2008 (Unaudited)

	Number
	of Contracts	Contract	Settlement	Unrealized
Description	Written	Value	Month	Depreciation
Standard and Poor's 500 Index Mini Futures	3	134,295	December-08	(3,550)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
 Joseph Neuberger, President

Date    January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
 Joseph Neuberger, President

Date    January 20, 2009

By        /s/ John Buckel
 John Buckel, Treasurer

Date     January 20, 2009